Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 9,498	$ 11,278	$ 3,614
Foreign exchange gains	5,862	13,079	17,618
Gain on fair value measurement	765	20,009	245
Other finance income	0	41	2
Financial income	16,124	44,407	21,479
Interest on financial liabilities	(5,882)	(4,817)	(2,246)
Foreign exchange losses	(27,919)	(5,754)	(13,402)
Loss on fair value measurement	(15,039)	(8,366)	(20,813)
Interest on lease liabilities	(2,225)	(2,636)	(3,061)
Other financial expenses	0	(41)	(1,121)
Total Financial expenses	(51,064)	(21,614)	(40,642)
Net financial gain (loss)	$ (34,940)	$ 22,793	$ (19,163)